Leases (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of right-of-use assets
As of December 31, 2019, consolidated
right-of-use
assets reported in our financial statements was as follows:

	Land and buildings		Other (1)	Total
Cost as of January 1, 2019	Ps.	49,112	1,108	50,220
Additions		7,406	96	7,502
Additions from business combinations		2,187	—	2,187
Disposals		(827)	(5)	(832)
Remeasurements		2,299	(9)	2,290
Depreciation		(7,492)	(401)	(7,893)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		(759)	(31)	(790)

Right-of-use assets, net as of December 31, 2019	Ps.	51,926	758	52,684

(1)	Other assets mailny include transportation equipment and servers.

Schedule of lease liabilities
As of December 31, 2019, the lease liabilites are integrated as follows:

	December 31, 2019
Maturity analysis - contractual undiscounted cash flows
Less than one year	Ps.	10,655
One to five years		40,262
Five to ten years		24,053
More than ten years		11,884

Total undiscounted lease liabilities at December 31		86,854

Lease liabilities included in the statement of financial position at December 31		54,679

Current		7,387
Non-Current	Ps.	47,292